(5) CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
	Dec 31, 2018	Dec 31, 2017
Bank balances	422,968	365,031
Short-term financial investments	1,468,489	2,884,611
Overnight investment (a)	66	178,444
Bank certificates of deposit (b)	462,551	785,074
Repurchase agreements secured on debentures (b)	177,050	3,268
Investment funds (c)	828,822	1,917,825
Total	1,891,457	3,249,642

(a)	Current account balances, which earn daily interest by investment in repurchase agreements secured on Bank Certificate Deposit (CDB) and interest of 15% of the variation in the Interbank Certificate of Deposit (CDI).
(b)	Short-term investments in Bank Certificates of Deposit (CDB) and repurchase agreements secured on debentures with major financial institutions that operate in the Brazilian financial market, with daily liquidity, short-term due, low credit risk and interest equivalent, on average, to 100.3% of the CDI.
(c)	Exclusive Fund investments, with daily liquidity and interest equivalent, on average, of 79% of the CDI, subject to floating rates tied to the CDI linked to their investments in federal government bonds, CDBs, financial bills and secured debentures of major financial institutions, with low credit risk and short-term due.